PREPAID EXPENSES (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
Disclosure of prepaid expenses [Table Text Block]
	November 30, 2022	November 30, 2021

Advertising and promotions	$113	$127,664
Rent	8,247	11,211
Transfer agent and filing fees	13,748	13,020
Insurance	8,839	8,382
Others	-	18,044
	$30,947	$178,321